Document and Entity Information	Sep. 01, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002083785
Document Type	8-K/A
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	Sunbelt Rentals Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43081
Entity Tax Identification Number	33-3657151
Entity Address, Address Line One	1799 Innovation Pt
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29715
City Area Code	803
Local Phone Number	578-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SUNB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Sunbelt Rentals Holdings, Inc., a Delaware corporation (the “Company” or “Sunbelt”) filed with the U.S. Securities and Exchange Commission on September 2, 2026 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2026 Annual Meeting of Stockholders held on September 1, 2026 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding whether stockholder votes to approve the compensation of its named executive officers required by Section 14A(a)(1) of the Securities Exchange Act of 1934, as amended, and Rule 14a-21(a) promulgated thereunder (the “Say-on-Pay Vote”) should be held every one, two or three years (the “Say-on-Frequency Proposal”). No other changes have been made to the Original Form 8-K.